Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Continuing operations:
Profit for the year	$ 1,007	$ 2,214	$ 2,468
Other comprehensive (loss) income:
Exchange movements arising during the year	(541)	(180)	233
Valuation movements on retained interest in Jackson classified as available-for-sale securities:
Unrealised (loss) gain arising during the year	(125)	273
Deduct net gains included in the income statement on disposal	(62)	(23)
Valuation movements on retained interest in Jackson classified as available-for-sale securities	(187)	250
Total items that may be reclassified subsequently to profit or loss	(728)	70	233
Total comprehensive income (loss) from continuing operations	279	2,284	2,701
Total comprehensive (loss) income from discontinued US operations		(7,068)	9
Total comprehensive income (loss) for the year	279	(4,784)	2,710
Equity holders of the Company:
From continuing operations	280	2,277	2,697
From discontinued US operations		(6,283)	(40)
Total comprehensive (loss) income, attributable to equity holders of the Company	280	(4,006)	2,657
Non-controlling interests:
From continuing operations	(1)	7	4
From discontinued US operations		(785)	49
Total comprehensive (loss) income, attributable to non-controlling interests	(1)	(778)	53
Total comprehensive income (loss) for the year	$ 279	$ (4,784)	$ 2,710